THE ADVISORS' INNER CIRCLE FUND II

                        NORTHPOINTE MICRO CAP EQUITY FUND
                        NORTHPOINTE SMALL CAP GROWTH FUND
                        NORTHPOINTE SMALL CAP VALUE FUND
                      NORTHPOINTE VALUE OPPORTUNITIES FUND

                         SUPPLEMENT DATED APRIL 29, 2009
                                     TO THE
                         INSTITUTIONAL SHARES PROSPECTUS
                              DATED APRIL 21, 2009

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE INSTITUTIONAL SHARES PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE INSTITUTIONAL SHARES PROSPECTUS.

Institutional Shares of the NorthPointe Micro Cap Equity Fund, the NorthPointe Small Cap Growth Fund, the NorthPointe Small Cap Value Fund and the NorthPointe Value Opportunities Fund are currently not available for purchase.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE


                                                                 NPT-SK-001-0100